Offerings	Jul. 09, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, underlying Five-Year Milestone Warrants
Maximum Aggregate Offering Price	$ 2,156,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 297.78
Offering Note	Note 1.a. In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional shares of Common Stock that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions. Note 1.b. Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933. Includes the offering price of the Class A Common Stock, par value $0.0001, of the Registrant (the "Common Stock") that the representative of the underwriters has the option to purchase to cover over-allotments, if any. Note 1.c Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the five-year milestone warrants is equal to $16,531,250 (which is 115% of $14,375,000).
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 1,985.19
Offering Note	See Offering Notes 1.a. and 1.b.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Pre-Funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Notes 1.a. and 1.b. In accordance with Rule 457(g) under the Securities Act, because the Common Stock underlying the warrants are registered hereby, no separate registration fee is required with respect to the warrants registered hereby.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock underlying Pre-Funded Warrants
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 3.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Two-Year Milestone Warrants
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 3.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, underlying Two-Year Milestone Warrants
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 1,985.19
Offering Note	See Offering Notes 1.a. and 1.b. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, the proposed maximum aggregate offering price of the two-year milestone warrants is equal to $14,375,000 (which is 100% of $14,375,000).
Offering: 7
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Five-Year Milestone Warrants
Amount of Registration Fee	$ 0.00
Offering Note	See Offering Note 3.
Offering: 8
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share, underlying Five-Year Milestone Warrants
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 1,985.19
Offering Note	See Offering Note 1.